Employee Future Benefits - Defined Contribution Plan (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Defined contribution plan cost recognized	CAD 38	CAD 31